Annual Total Returns - Fidelity® SAI U.S. Quality Index Fund [BarChart] - 07.31 Fidelity SAI U.S. Quality Index Fund PRO-08 - Fidelity® SAI U.S. Quality Index Fund	Sep. 29, 2020
Bar Chart Table:
Annual Return, Inception Date	Oct. 08, 2015
Fidelity SAI U.S. Quality Index Fund - Default
Bar Chart Table:
Annual Return 2016	7.82%
Annual Return 2017	25.75%
Annual Return 2018	(2.75%)
Annual Return 2019	34.07%